DESCRIPTION OF BUSINESS AND THE MERGER (Details Textuals) (Comamtech, Inc. ("Comamtech"), USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012
Comamtech, Inc. ("Comamtech")
Business Acquisition [Line Items]
Ratio of one Old DecisionPoint share for every shares of Comamtech common stock outstanding prior to the merger	7.23273
Number Shares deemed issued to the Comamtech shareholders	2,186,689
Exchange of net assets	$ 3.9